Lease liabilities and similar	6 Months Ended
Jun. 30, 2023
Lease Liabilities And Similar
Lease liabilities and similar

12. Lease liabilities and similar

Maturity analysis of leases and similar

June 30, 2023	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	453,121	154,075	299,046
Between one year and five years	1,788,060	341,587	1,446,473
More than five years	223,497	6,796	216,701
	2,464,678	502,458	1,962,220

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	495,482	167,449	328,033
Between one year and five years	1,788,060	400,029	1,388,031
More than five years	446,766	22,347	424,419
	2,730,308	589,825	2,140,483

The balances relating to lease liabilities and similar can be further analyzed as follows:

Lease liabilities

June 30, 2023	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	447,015	154,027	292,988
Between one year and five years	1,788,060	341,587	1,446,473
More than five years	223,497	6,796	216,701
	2,458,572	502,410	1,956,162

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	451,029	166,069	284,960
Between one year and five years	1,788,060	400,029	1,388,031
More than five years	446,766	22,347	424,419
	2,685,855	588,445	2,097,410

The principal leasing activities undertaken by the Group relate to the lease of property for the business.

An incremental borrowing rate of 8.60% has been applied to leases during the reporting period. Total cash outflows in the period in relation to leases are noted in the cash flow statement.

Sale and leaseback arrangements

In addition, the Group undertakes some sale and leaseback transactions to secure financing. From a review of the sale and leaseback agreements, it is deemed that as no formal sale has occurred the Group continues to recognize the asset on the balance sheet with a corresponding liability stated at amortized cost. There were no gains or losses recognized on sale and leaseback transactions in the period.

June 30, 2023	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	6,106	48	6,058

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	44,452	1,380	43,073

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Buildings £	Other £	Total £

At January 1, 2023	1,186,891	2,056	1,188,947
Charge for the period	(96,232)	(2,056)	(98,288)
At June 30, 2023	1,090,659	-	1,090,659

The following amounts are recognized in the consolidated statement of comprehensive income/(loss) :

	Six months ended June 30,	Six months ended June 30,
	2023	2022
	£	£
Amortization of right of use assets	98,288	98,289
Interest on lease liabilities	113,283	113,283
	211,571	211,572